                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
Address:   1440 Kiewit Plaza
           Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc D. Hamburg
Title:   Vice President
Phone:   402-346-1400

Signature, Place, and Date of Signing:


(s) Marc D. Hamburg                  Omaha, NE                 February 13, 2008
----------------------------------   -----------------------   -----------------
[Signature]                          [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 21

Form 13F Information Table Entry Total:           106

Form 13F Information Table Value Total:   $68,768,137
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-10388               BH Columbia Inc.
 3.   28-719                 Blue Chip Stamps
 4.   28-554                 Buffett, Warren E.
 5.   28-1517                Columbia Insurance Co.
 6.   28-2226                Cornhusker Casualty Co.
 7.   28-06102               Cypress Insurance Company
 8.   28-11217               Fechheimer Brothers Company
 9.   28-                    GEC Investment Managers
10.   28-852                 GEICO Corp.
11.   28-101                 Government Employees Ins. Corp.
12.   28-                    Medical Protective Corp.
13.   28-1066                National Fire & Marine
14.   28-718                 National Indemnity Co.
15.   28-5006                National Liability & Fire Ins. Co.
16.   28-11222               Nebraska Furniture Mart
17.   28-717                 OBH Inc.
18.   28-                    U.S. Investment Corp.
19.   28-1357                Wesco Financial Corp.
20.   28-3091                Wesco Financial Ins. Co.
21.   28-3105                Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2007

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
American
  Express Co.      Com    025816 10 9     896,065  17,225,400          X            4, 2, 5, 17           17,225,400
                                          415,881   7,994,634          X            4, 13, 17              7,994,634
                                        6,255,711 120,255,879          X            4, 14, 17            120,255,879
                                          101,080   1,943,100          X            4, 3, 17, 19, 20, 21   1,943,100
                                           72,813   1,399,713          X            4, 16, 17              1,399,713
                                           43,688     839,832          X            4, 8, 17                 839,832
                                          101,550   1,952,142          X            4, 17                  1,952,142
Ameriprise
   Financial,
   Inc.            Com    03076C 10 6      15,428     279,942          X            4, 16, 17                279,942
                                           21,041     381,800          X            4, 17                    381,800
Anheuser
   Busch Cos.
   Inc.            Com    035229 10 3   1,861,378  35,371,000          X            4, 14, 17             35,371,000
                                           10,060     192,200          X            4, 18                    192,200
Bank of
   America
   Corp.           Com    060505 10 4     375,466   9,100,000          X            4, 9, 10, 11, 14, 17   9,100,000
Burlington
   Northern
   Santa Fe        Com    12189T 10 4   5,062,783  60,828,818          X            4, 14, 17             60,828,818
Carmax Inc.        Com    143130 10 2     414,750  21,000,000          X            4, 9, 10, 11, 14, 17  21,000,000
Coca Cola          Com    191216 10 0      24,548     400,000          X            4, 17                    400,000
                                          108,993   1,776,000          X            4, 15, 17              1,776,000
                                          442,208   7,205,600          X            4, 3, 17, 19, 20, 21   7,205,600
                                        2,463,490  40,141,600          X            4, 2, 5, 17           40,141,600
                                        8,588,461 139,945,600          X            4, 14, 17            139,945,600
                                          560,873   9,139,200          X            4, 13, 17              9,139,200
                                           29,458     480,000          X            4, 16, 17                480,000
                                           55,969     912,000          X            4, 7, 17                 912,000
Comcast Corp     CLA SPL  20030N 20 0     217,440  12,000,000          X            4, 9, 10, 11, 14, 17  12,000,000
Comdisco
   Holding Co.     Com    200334 10 0      11,094   1,217,795          X            4, 13, 17              1,217,795
                                            2,759     302,862          X            4, 2, 5, 17              302,862
                                              157      17,209          X            4, 12, 17                 17,209
ConocoPhillips     Com    20825C 10 4   1,546,018  17,508,700          X            4, 13, 17             17,508,700
Costco
   Wholesale
   Corp.           Com    22160K 10 5     366,519   5,254,000          X            4, 13, 17              5,254,000
Gannett Inc.       Com    364730 10 1     134,456   3,447,600          X            4, 13, 17              3,447,600
General
   Electric
   Co.             Com    369604 10 3     288,321   7,777,900          X            4                      7,777,900
GlaxoSmithKline    ADR    37733W 10 5      76,114   1,510,500          X            4, 14, 17              1,510,500
Home Depot Inc.    Com    437076 10 2     112,636   4,181,000          X            4, 9, 10, 11, 14, 17   4,181,000
Ingersoll-Rd
   Company LTD.    CLA    G4776G 10 1      29,555     636,600          X            4                        636,000
Iron Mountain
   Inc.            Com    462846 10 6     172,658   4,663,900          X            4, 9, 10, 11, 14, 17   4,663,900
                                       ----------
                                       30,879,421
                                       ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2007

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
Johnson &
   Johnson         Com    478160 10 4     288,311   4,322,500          X            4                      4,322,500
                                        1,351,762  20,266,300          X            4, 2, 5, 17           20,266,300
                                        1,759,956  26,386,148          X            4, 14, 17             26,386,148
                                           21,698     325,300          X            4, 3, 17, 19, 20, 21     325,300
                                          606,116   9,087,200          X            4, 13, 17              9,087,200
                                           52,826     792,000          X            4, 2, 5, 12, 17          792,000
                                           38,352     575,000          X            4, 18                    575,000
Kraft Foods
   Inc.            Com    50075N 10 4   2,757,698  84,514,200          X            4, 14, 17             84,514,200
                                          966,494  29,619,800          X            4, 2, 5, 17           29,619,800
                                          326,300  10,000,000          X            4, 3, 17, 19, 20, 21  10,000,000
                                            8,477     259,800          X            4, 2, 5, 12, 17          259,800
                                          261,040   8,000,000          X            4                      8,000,000
Lowes Companies
   Inc.            Com    548661 10 7     158,340   7,000,000          X            4, 9, 10, 11, 14, 17   7,000,000
M & T Bank
   Corporation     Com    55261F 10 4     489,180   5,997,060          X            4, 14, 17              5,997,060
                                           44,537     546,000          X            4, 9, 10, 11, 14, 17     546,000
                                           13,516     165,700          X            4, 13, 17                165,700
Moody's            Com    615369 10 5   1,152,417  32,280,600          X            4, 14, 17             32,280,600
                                          561,183  15,719,400          X            4, 9, 10, 11, 14, 17  15,719,400
Nike Inc.          Com    654106 10 3     490,858   7,641,000          X            4, 9, 10, 11, 14, 17   7,641,000
Norfolk
   Southern
   Corp.           Com    655844 10 8      97,500   1,933,000          X            4, 2, 5, 17            1,933,000
Procter &
   Gamble Co.      Com    742718 10 9   4,295,070  58,500,000          X            4, 13, 17             58,500,000
                                        1,597,032  21,752,000          X            4, 2, 5, 17           21,752,000
                                          458,141   6,240,000          X            4, 13, 17              6,240,000
                                          525,283   7,154,500          X            4, 3, 17, 19, 20, 21   7,154,500
                                           57,268     780,000          X            4, 15, 17                780,000
                                          114,535   1,560,000          X            4, 7, 17               1,560,000
                                          402,745   5,485,500          X            4, 9, 10, 11, 14, 17   5,485,500
                                          321,212   4,375,000          X            4                      4,375,000
Sanofi Aventis     ADR    80105N 10 5      22,241     488,500          X            4, 9, 10, 11, 14, 17     488,500
                                          116,653   2,562,105          X            4, 14, 17              2,562,105
                                            7,708     169,300          X            4, 13, 17                169,300
                                           15,935     350,000          X            4, 2, 5, 12, 17          350,000
Sun Trusts
   Banks Inc.      Com    867914 10 3     146,514   2,344,600          X            4, 14, 17              2,344,600
                                           53,741     860,000          X            4, 2, 5, 17              860,000
Torchmark Corp.    Com    891027 10 4       4,694      77,551          X            1, 4, 14, 17              77,551
                                           27,222     449,728          X            4, 2, 5, 17              449,728
                                          100,292   1,656,900          X            4, 14, 17              1,656,900
                                           38,721     639,700          X            4, 13, 17                639,700
                                       ----------
                                       19,751,568
                                       ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2007

                                                                    Column 6
                                        Column 4              Investment Discretion                                Column 8
                Column 2                Market      Column 5  ---------------------                            Voting Authority
                  Title    Column 3      Value     Shares or         (b)      (c)         Column 7       --------------------------
Column 1           of       CUSIP          (In     Principal   (a)  Shared- Shared-         Other            (a)       (b)    (c)
Name of Issuer    Class     Number     Thousands)   Amount $  Sole  Defined  Other        Managers           Sole    Shared   None
--------------- -------- ------------ ----------- ----------- ---- -------- ------- -------------------- ----------- ------ -------
Trane Inc.         Com    892893 10 8     512,054  10,962,400          X            4, 9, 10, 11, 14, 17  10,962,400
US Bancorp         Com    902973 30 4     739,774  23,307,300          X            4, 2, 5, 17           23,307,300
                                          894,225  28,173,426          X            4, 14, 17             28,173,426
                                          265,505   8,365,000          X            4                      8,365,000
                                          121,158   3,817,200          X            4, 3, 17, 19, 20, 21   3,817,200
                                           69,003   2,174,000          X            4, 2, 5, 12, 17        2,174,000
                                           55,386   1,745,000          X            4, 18                  1,745,000
USG
   Corporation     Com    903293 40 5     611,014  17,072,192          X            4, 14, 17             17,072,192
Union Pacific
   Corp.           Com    907818 10 8     559,386   4,453,000          X            4, 2, 5, 17            4,453,000
United Parcel
   Service
   Inc.            Com    911312 10 6     101,073   1,429,200          X            4                      1,429,200
United Health
   Group Inc.      Com    91324P 10 2     349,200   6,000,000          X            4, 9, 10, 11, 14, 17   6,000,000
Wabco Holdings
   Inc.            Com    92927K 10 2     135,243   2,700,000          X            4, 9, 10, 11, 14, 17   2,700,000
Wal-Mart
   Stores,
   Inc.            Com    931142 10 3     902,989  18,998,300          X            4, 14, 17             18,998,300
                                           44,963     946,000          X            4, 9, 10, 11, 14,        946,000
                                                                                    17
Washington
   Post Co.        Cl B   939640 10 8     707,779     894,304          X            4, 14, 17                               894,304
                                          117,378     148,311          X            4, 5, 1, 6, 14, 17                      148,311
                                          512,971     648,165          X            4, 13, 17                               648,165
                                           29,271      36,985          X            4, 15, 17                                36,985
Wells Fargo &
   Co. Del         Com    949746 10 1   1,614,846  53,489,420          X            4, 2, 5, 17           53,489,420
                                          381,698  12,643,200          X            4, 3, 17, 19, 20, 21  12,643,200
                                        1,156,671  38,313,040          X            4, 13, 17             38,313,040
                                           84,170   2,788,000          X            4, 15, 17              2,788,000
                                           30,190   1,000,000          X            4, 17                  1,000,000
                                        3,882,328 128,596,488          X            4, 14, 17            128,596,488
                                           36,521   1,209,720          X            4, 16, 17              1,209,720
                                           51,323   1,700,000          X            4, 8, 17               1,700,000
                                           24,756     820,000          X            4, 7, 17                 820,000
                                          603,800  20,000,000          X            4, 9, 10, 11, 14, 17  20,000,000
                                          483,040  16,000,000          X            4, 1, 6, 14, 17       16,000,000
                                          241,520   8,000,000          X            4                      8,000,000
                                           81,513   2,700,000          X            4, 2, 5, 12, 17        2,700,000
                                           60,380   2,000,000          X            4, 18                  2,000,000
Wellpoint Inc.     Com   949773V 10 7     394,785   4,500,000          X            4, 9, 10, 11, 14, 17   4,500,000
Wesco Finl
   Corp.           Com    950817 10 6   2,281,235   5,703,087          X            4, 3, 17               5,703,087
                                      -----------
                                       18,137,148
                                      -----------
GRAND TOTAL                           $68,768,137
                                      ===========